Share-Based Compensation - Summary of Non-Vested Restricted Share Activity (Detail) - Non-Vested Restricted Shares [Member] - shares		12 Months Ended
	May. 15, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding beginning balance		57,250,756	58,187,500	94,937,500
Number of shares, Granted		0	0	0
Number of shares, Forfeited		0		0
Number of shares, Modification	19,736,705		19,736,705
Number of shares, Vested		(28,625,378)	(20,673,449)	(36,750,000)
Number of shares, Outstanding ending balance	45,937,500	28,625,378	57,250,756	58,187,500